FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187




                                  May 26, 2021



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

   Re:                                FT 9369
                    (File No. 333-255032) (CIK No. 1848159)

Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on May 24, 2021.

                                           Very truly yours,
                                           FT 9369, Registrant

                                           /s/ First Trust Portfolios L.P.

                                           By: FIRST TRUST PORTFOLIOS L.P.,
                                           Depositor